9. Income tax (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Details 4Abstract
Deferred income tax assets	$ 134,060	$ 1,609,682
Deferred income tax liabilities	(7,444,230)	(8,983,460)
Total	$ (6,310,170)	$ (7,373,778)